Own Shares - Summary of Own Shares (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Of Changes In Equity [Abstract]
Treasury shares held at cost	45,308,559	46,224,966
Aggregate nominal value of treasury shares held at cost	£ 2	£ 2
Shares held in employee share ownership trust	9,021,714	12,855,378
Aggregate nominal value of shares held in employee share ownership trust		£ 1
Repurchase of ordinary share capital	£ 9	221
Proceeds from issue of own shares	£ 5	£ 53	£ 70